UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended June 30,2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.


Van Den Berg Management--------------------------------------------------------
Name of Institutional Investment Manager


1301 Capital of TX Hwy. Suite B-228     Austin              TX             78746
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:


Jim Brilliant                    Vice President                   (512) 329-0050
Name                               (Title)                            (Phone)



                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)


                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      ______0______

Form 13F Information Table Entry Total: ______62_____

Form 13F Information Table Value Total: $__169,936___
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.


***NONE***

                                    FORM 13F

                                INFORMATION TABLE


                                                                         PAGE  1

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ITEM 1                           ITEM 2  ITEM 3       ITEM 4     ITEM 5         ITEM 6             ITEM 7           ITEM 8
                                                       FAIR               INVESTMENT DISCRETION                 VOTING AUTHORITY
                                TITLE                MARKET                                          OTHER
NAME OF ISSUER                   OF     CUSIP         VALUE    SHARE   SOLE   SHARED     NONE      MANAGERS    SOLE   SHARED  NONE
                                CLASS   NUMBER       (x$1000)  AMOUNT   (A)     (B)      (C)                   (A)     (B)     (C)
------------------------------------------------------------------------------------------------------------------------------------
A. Schulman                     COM     808194104       807     63905   SOLE                                    x
Adaptec Inc.                    COM     00651f108       358     15945   SOLE                                    x
American Express                COM     25816109        815     13643   SOLE                                    x
American Tel & Tel              COM     1957109 729     23557           SOLE                                    x
Ampco Pittsburgh                COM     32037103        408     35635   SOLE                                    x
Angelica Corp                   COM     34663104        1,133   142696  SOLE                                    x
Apogee Enterprises              COM     37598109        1,340   335020  SOLE                                    x
Barrick Gold Corp               COM     67901108        4,891   285579  SOLE                                    x
Berkshire Hathaway Cl B         COM     084670207       1,435   704     SOLE                                    x
Blair Corp                      COM     092828102       2,234   98200   SOLE                                    x
Cntl Fnd of CDA Cl A            COM     153501101       269     81350   SOLE                                    x
Cone Mills Corp                 COM     206814105       1,339   249192  SOLE                                    x
Cooper Tire & Rubber Co         COM     216831107       327     30222   SOLE                                    x
Corning Inc.                    COM     219350105       6,406   23293   SOLE                                    x
CPI Corp.                       COM     125902106       16,302  682787  SOLE                                    x
Cummins Engine                  COM     231021106       1,915   55005   SOLE                                    x
Diageo PLC                      COM     25243Q205       2,177   59242   SOLE                                    x
Dress Barn                      COM     261570105       1,894   87350   SOLE                                    x
Dun & Bradstreet Corp           COM     26483B106       4,214   138155  SOLE                                    x
Dynamics Research Corp          COM     268057106       648     80365   SOLE                                    x
Eastman Kodak                   COM     277461109       6,107   99006   SOLE                                    x
Electronic Data Systems Corp    COM     285661104       991     20329   SOLE                                    x
Equitable Resources             COM     294549100       1,140   20125   SOLE                                    x
Ethan Allen Interiors Inc       COM     297602104       4,453   147220  SOLE                                    x
Evans & Sutherland CMP Corp     COM     299096107       1,846   314195  SOLE                                    x
Federal Home Loan Mortgage      COM     313400301       2,065   46140   SOLE                                    x
Gardner Denver Inc.             COM     365558105       1,751   119185  SOLE                                    x
Great Lakes Chemical Corp       COM     390568103       6,246   197490  SOLE                                    x
Hancock Fabrics Inc             COM     409900107       1,849   477172  SOLE                                    x
Helmerich & Payne               COM     423452101       1,625   46175   SOLE                                    x
Japan OTC Equity                COM     471091108       904     105560  SOLE                                    x
Lawson Products                 COM     520776105       6,730   263916  SOLE                                    x
Lufkin Industries               COM     549764108       3,971   214665  SOLE                                    x
M B I A Inc                     COM     55262C100       2,739   41900   SOLE                                    x
Matrix Services                 COM     576853105       4,253   861289  SOLE                                    x
Maxwell Technologies            COM     577767106       7,847   506285  SOLE                                    x
MetroLogic Instruments          COM     591676101       384     27450   SOLE                                    x
Miller (Herman)                 COM     600544100       2,948   90010   SOLE                                    x
Minolta QMS                     COM     74726G102       309     103097  SOLE                                    x
Newhall Land & Farming          COM     651426108       259     9252    SOLE                                    x
Newmont Mining                  COM     651639106       1,911   102277  SOLE                                    x
Newport Corp.                   COM     651824104       270     2250    SOLE                                    x
Nicor Inc                       COM     654086107       2,943   76430   SOLE                                    x
PPG Industries Inc.             COM     693506107       3,612   84855   SOLE                                    x
Raven Industries                COM     754212108       286     19050   SOLE                                    x
Readers Digest Class B Voting   COM     755267200       618     16555   SOLE                                    x
Reebok International Limited    COM     758110100       1,864   93805   SOLE                                    x
Regal Beloit                    COM     758750103       2,294   138520  SOLE                                    x
Rollins Inc                     COM     775711104       1,343   91845   SOLE                                    x
Royce Value Trust               COM     780910105       588     41066   SOLE                                    x
Schlumberger                    COM     806857108       2,333   29301   SOLE                                    x
Sears Roebuck                   COM     812387108       3,177   101867  SOLE                                    x
Shaw Industries Inc             COM     820286102       4,249   322223  SOLE                                    x
Sigma Aldrich                   COM     826552101       3,898   134995  SOLE                                    x
SL Inds Inc.                    COM     784413106       295     23465   SOLE                                    x
Snap-On Inc                     COM     833034101       4,664   150135  SOLE                                    x
Southwest Gas                   COM     844895102       4,706   262330  SOLE                                    x
Spectrum Control                COM     847615101       1,697   114564  SOLE                                    x
TBC Corp.                       COM     872180104       1,489   308430  SOLE                                    x
Toys R Us                       COM     892335100       18,144  1044258 SOLE                                    x
Transocean Sedco                COM     g50076103       237     4396    SOLE                                    x
Wolohan Lumber                  COM     977865104       1,263   116795  SOLE                                    x



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